Principal Exchange-Traded Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel

January 8, 2025

Via EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Principal Exchange-Traded Funds
File Numbers 333-201935, 811-23029
Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A
To whom it may concern:
Principal Exchange-Traded Funds (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”), post-effective amendment number 115 to the Registrant’s registration statement on Form N-1A under the 1933 Act (post-effective amendment number 117 under the Investment Company Act of 1940) (the "Amendment").
The Registrant is filing the Amendment to add the Principal Capital Appreciation Select ETF.
The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, all information required to be updated pursuant to Form N-1A.
The Amendment includes the following: (1) Facing Page; (2) Part A (Prospectus for the above-listed ETF); (3) Part B (Amended and Restated Statement of Additional Information that includes each of the Registrant’s series); (4) Part C; and (5) signature pages.
Please call me at 515-878-0460 if you have any questions.
Sincerely,
/s/ Deanna Y. Pellack
Deanna Y. Pellack
Counsel and Secretary, Registrant
Attachments